SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Allowance for doubtful accounts
Tax effect of net operating losses carried forward	1,411,062	1,135,982
Valuation allowance	(1,411,062)	(1,135,982)
Deferred tax assets, net